- Premises and Equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Property, Plant and Equipment [Abstract]
Depreciation and amortization expense	$ 8,600	$ 8,644	$ 8,396
Rent expense	$ 2,434	$ 2,003	$ 2,117